UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors, L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  028-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

 /s/ Andrew Bluhm     Chicago, Illinois/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $117,638 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106     2047    30000 SH       SOLE                    30000
APOLLO GROUP INC               CL A             037604105       10    50000 SH  PUT  SOLE                                      50000
APPLE INC                      COM              037833100     6424    11000 SH       SOLE                    11000
AVON PRODS INC                 COM              054303102        5    23900 SH  CALL SOLE                                      23900
BAXTER INTL INC                COM              071813109     5049    95000 SH       SOLE                    95000
C&J ENERGY SVCS INC            COM              12467B304     1480    80000 SH       SOLE                    80000
CAPITALSOURCE INC              COM              14055X102    13638  2029536 SH       SOLE                  2029536
CATERPILLAR INC DEL            COM              149123101        2    30000 SH  CALL SOLE                                      30000
CATERPILLAR INC DEL            COM              149123101     4246    50000 SH       SOLE                    50000
CHINA XINIYA FASHION LTD       SPONSORED ADR    16950W105      143   100000 SH       SOLE                   100000
CUMMINS INC                    COM              231021106     7268    75000 SH       SOLE                    75000
CVS CAREMARK CORPORATION       COM              126650100    14954   320000 SH       SOLE                   320000
DANA HLDG CORP                 COM              235825205     1462   114100 SH       SOLE                   114100
DARLING INTL INC               COM              237266101     1484    90000 SH       SOLE                    90000
ENDEAVOUR INTL CORP            COM NEW          29259G200      420    50000 SH       SOLE                    50000
FACEBOOK INC                   CL A             30303M102      155    50000 SH  PUT  SOLE                                      50000
GENERAL ELECTRIC CO            COM              369604103       35   350000 SH  PUT  SOLE                                     350000
GOLDMAN SACHS GROUP INC        COM              38141G104       34   110000 SH  CALL SOLE                                     110000
GOLDMAN SACHS GROUP INC        COM              38141G104      959    10000 SH       SOLE                    10000
GOOGLE INC                     CL A             38259P508     5801    10000 SH       SOLE                    10000
GOOGLE INC                     CL A             38259P508      378    20000 SH  CALL SOLE                                      20000
HARRIS CORP DEL                COM              413875105     5215   124600 SH       SOLE                   124600
HEWLETT PACKARD CO             COM              428236103     1307    65000 SH       SOLE                    65000
ISHARES TR                     BARCLYS 1-3 YR   464287457     1991    23600 SH       SOLE                    23600
ISHARES TR                     DJ US REAL EST   464287739       47   100000 SH  PUT  SOLE                                     100000
ISHARES TR                     RUSSELL 2000     464287655      492   797500 SH  PUT  SOLE                                     797500
MCKESSON CORP                  COM              58155Q103     5156    55000 SH       SOLE                    55000
MICROSOFT CORP                 COM              594918104      199   100000 SH  CALL SOLE                                     100000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      375   300000 SH  PUT  SOLE                                     300000
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209        5   250000 SH  PUT  SOLE                                     250000
SPDR S&P 500 ETF TR            TR UNIT          78462F103      303   200000 SH  PUT  SOLE                                     200000
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888       16    90000 SH  PUT  SOLE                                      90000
TARGET CORP                    COM              87612E106     8729   150000 SH       SOLE                   150000
UNION PAC CORP                 COM              907818108    15212   127500 SH       SOLE                   127500
WELLPOINT INC                  COM              94973V107     9250   145000 SH       SOLE                   145000
WELLPOINT INC                  COM              94973V107      972   145000 SH  PUT  SOLE                                     145000
YAHOO INC                      COM              984332106     2375   150000 SH       SOLE                   150000